Consolidated Statement of Financial Position - EUR (€) € in Thousands		Dec. 31, 2021	Dec. 31, 2020
ASSETS
Intangible assets		€ 1,394	€ 1,372
Property, plant and equipment		30,610	22,715
Investment in an associate		15,054
Other financial assets		3,779	2,112
Non-financial assets		8,113	153
Non-current assets		58,950	26,352
Other financial assets		219,625	50,676
Non-financial assets		22,994	5,774
Cash and cash equivalents		129,856	102,144	[1]
Current assets		372,475	158,594
Total Assets		431,425	184,946
SHAREHOLDERS' EQUITY AND LIABILITIES
Subscribed capital	[2]	40,138	29,550
Share premium	[2]	779,141	224,359
Other capital reserves		240,430	110,055
Treasury Shares		(151)	(25)
Accumulated loss		(717,134)	(306,098)
Accumulated other comprehensive income/ (loss)		87	(119)
Shareholders' equity		342,511	57,722
Other non-current financial liabilities			27
Lease liabilities		9,861	9,505
Provisions		373	411
Trade payables		2,906
Deferred tax liabilities		10
Non-current liabilities		13,150	9,943
Other financial liabilities			21
Lease liabilities		1,962	1,613
Shares-based payment liability		8,028
Provisions		2,422	80
Income tax payable		552	43
Warrants		21,405
Convertible loans			99,235
Trade and other payables		35,335	11,092
Other non-financial liabilities		6,060	5,197
Current liabilities		75,764	117,281
Total Shareholders' Equity and Liabilities		€ 431,425	€ 184,946

[1]	Certain amounts have been reclassified from prior years’ financial statements to conform to the current presentation.
[2]	Retrospective application of the stock split which occurred in 2021, see note 21 “Shareholders’ Equity”.